Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000186848
Account Value [Line Items]
Line Graph and Table Measure Name		Donoghue Forlines Dividend VIT Fund
Accumulated Value	$ 10,000		$ 10,067	$ 11,163	$ 10,268	$ 9,977	$ 9,253	$ 12,057	$ 10,809	$ 10,637	$ 11,994	$ 14,057
C000186847
Account Value [Line Items]
Line Graph and Table Measure Name		Donoghue Forlines Momentum VIT Fund
Accumulated Value	10,000		10,539	12,744	12,404	13,381	13,220	17,142	13,275	15,905	19,568	24,170
Syntax US LargeCap 500 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Syntax US LargeCap 500 Total Return Index
Accumulated Value	10,000		11,182	13,677	13,110	17,256	20,947	26,639	21,422	27,230	34,292	40,521
Syntax US LargeCap 500 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Syntax US LargeCap 500 Total Return Index
Accumulated Value	10,000		11,182	13,677	13,110	17,256	20,947	26,639	21,422	27,230	34,292	40,521
Syntax US Net Value Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Syntax US Net Value Total Return Index
Accumulated Value	$ 10,000		$ 11,884	$ 13,940	$ 12,553	$ 15,782	$ 15,898	$ 20,696	$ 20,063	$ 22,135	$ 26,108	$ 30,484